UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-22534

                Versus Capital Multi-Manager Real Estate Income Fund LLC

(Exact name of registrant as specified in charter)

5555 DTC Parkway, Suite 330

                           Greenwood Village, CO 80111

(Address of principal executive offices) (Zip code)

Mark D. Quam

c/o Versus Capital Advisors LLC

5555 DTC Parkway, Suite 330

                 Greenwood Village, CO 80111

(Name and address of agent for service)

COPY TO:

Alan Hoffman, Esq.

Winston & Strawn LLP

200 Park Avenue

New York, New York 10166-4193

Registrant’s telephone number, including area code:  (303) 895-3773

Date of fiscal year end:  March 31

Date of reporting period:  September 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

VERSUS CAPITAL MULTI-MANAGER

REAL ESTATE INCOME FUND LLC

Semi-Annual Report

September 30, 2019

VERSUS CAPITAL ADVISORS LLC

This report is for shareholders of Versus Capital Multi-Manager Real Estate Income Fund LLC. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund. Shares of the Fund are distributed by Foreside Funds Distributors LLC, Berwyn, Pennsylvania.

Important Information:

Intent to adopt alternate shareholder report delivery option under SEC Rule 30e-3

Beginning in April, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (https://www.versuscapital.com/investment-funds/vcmix), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as an investment adviser, broker, bank or trust company) or, if you are a direct investor, by calling the Fund (toll-free) at (877) 200-1878 or by sending an email request to the Fund at info@versuscapital.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you may call the Fund (toll-free) at (877) 200-1878 or by sending an email request to the Fund at info@versuscapital.com to let the Fund know you wish to continue receiving paper copies of your reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held in your account if you invest directly with the Fund.

Economic and market conditions change frequently.

There is no assurance that the trends described in this report will continue or commence.

Privacy Notice

This notice describes the Fund’s privacy policy. The Fund is committed to protecting the personal information that it collects about individuals who are prospective, former or current investors. The Fund collects personal information for business purposes to process requests and transactions and to provide customer service. “Personal Information” is obtained from the following sources:

•	Investor applications and other forms, which may include your name(s), address, social security number or tax identification number.

•	Written and electronic correspondence, including telephone contacts; and

•

Transaction history, including information about the Fund’s transactions and balances in your accounts with the Fund or its affiliates or other holdings of the Fund and any affiliation with the Adviser and its subsidiaries.

The Fund limits access to Personal Information to those employees who need to know that information in order to process transactions and service accounts. Employees are required to maintain and protect the confidentiality of Personal Information. The Fund maintains physical, electronic and procedural safeguards to protect Personal Information.

The Fund may share Personal Information described above with the Adviser and its various other affiliates or service providers for business purposes, such as to facilitate the servicing of accounts. The Fund may share the Personal Information described above for business purposes with a non-affiliated third party only if the entity is under contract to perform transaction processing, servicing or maintaining investor accounts on behalf of the Fund. The Fund may also disclose Personal Information to regulatory authorities or otherwise as permitted by law. The Fund endeavors to keep its customer files complete and accurate. The Fund should be notified if any information needs to be corrected or updated.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – September 30, 2019 (Unaudited)

Shares		Value

Private Investment Funds(a) - 77.4%
	Diversified - 77.4%
	AEW Core Property Trust (U.S.), Inc.
132,236	Class A Shares	$137,038,502
47,116	Class B Shares	48,827,143
—	AEW Value Investors US LP(b)(c)	25,716,998
391,095	Barings Core Property Fund LP	52,430,237
63,921	Barings European Core Property Fund(c)	74,366,718
78,143,768	CBRE U.S. Core Partners LP	112,792,715
39,221	Clarion Gables Multifamily Trust LP	51,179,303
158,382	Clarion Lion Properties Fund LP	243,034,613
86,966	Harrison Street Core Property Fund LP	120,797,557
172,306	Heitman America Real Estate Trust LP	212,817,424
107,663	Heitman Core Real Estate Debt Income Trust LP(d)	110,594,022
680	Invesco Core Real Estate USA LP	128,849,622
799,259	Invesco Real Estate Asia Fund(c)	101,360,477
	LaSalle Property Fund LP
90,900	Class A shares	151,182,806
35,261	Class B Shares	58,645,291
61,985	Mesa West Core Lending Fund LP	65,709,674
49,078	MetLife Commercial Mortgage Income Fund LP	50,404,091
1,759,412	RREEF America REIT II, Inc.	222,811,884
3,851	Trumbull Property Fund, LP	40,991,020
9,001	Trumbull Property Income Fund, LP	114,448,758
—	US Government Building Open-End Feeder, LP(c)(e)	100,005,596

	Total Private Investment Funds	2,224,004,451

	(Cost $2,069,348,068)
Common Stocks - 10.0%

	Apartments/Single Family Residential - 2.0%
263,709	American Homes 4 Rent, REIT Class A Shares	6,827,426
100,866	Apartment Investment & Management Co., REIT Class A Shares	5,259,153
48,913	AvalonBay Communities, Inc., REIT	10,532,436
22,879	Canadian Apartment Properties, REIT (Canada)	940,649
60,800	Equity Residential, REIT	5,244,608
163,587	Essential Properties Realty Trust, Inc., REIT	3,747,778
15,237	Essex Property Trust, Inc., REIT	4,977,166
507,688	Independence Realty Trust, Inc., REIT	7,265,015
250,363	Invitation Homes, Inc., REIT	7,413,248
417,331	Irish Residential Properties, PLC, REIT (Ireland)	781,469
537	Japan Rental Housing Investments, Inc., REIT (Japan)	494,164
40,991	Minto Apartment Real Estate Investment Trust, REIT (Canada)	699,865
27,563	Spirit Realty Capital, Inc., REIT	1,319,165
100,984	UNITE Group, PLC, REIT (United Kingdom)	1,355,873

		56,858,015

	Diversified - 2.4%
387,100	AIMS APAC, REIT (Singapore)	403,302
2,341	Altarea SCA, REIT (France)	482,249
724,141	Arena, REIT (Australia)	1,397,852
66,550	Charter Hall Group, REIT (Australia)	523,294
16,575	CoreSite Realty Corp., REIT	2,019,664
14,360	Covivio, REIT (France)	1,519,784
1,578,500	Cromwell European Real Estate Investment Trust, REIT (Singapore)	868,849
3,651,289	Cromwell Property Group, REIT (Australia)	3,129,838
16,002	Crown Castle International Corp., REIT	2,224,438

Shares		Value

	Diversified - (continued)
154,235	Dexus, REIT (Australia)	$1,241,925
30,900	Digital Realty Trust, Inc., REIT	4,011,129
359,700	Dream Industrial Real Estate Investment Trust, REIT (Canada)	3,591,977
55,150	Duke Realty Corp., REIT	1,873,445
51,343	Entra ASA (Norway) 144A	804,770
39,676	EPR Properties, REIT	3,049,497
13,251	Equinix, Inc., REIT	7,643,177
56,779	Fabege AB (Sweden)	935,545
8,014	Gecina SA, REIT (France)	1,259,571
310,205	GPT Group, REIT (Australia)	1,289,738
36,373	InterXion Holding NV (f)(Netherlands)	2,962,945
591,924	Investec Australia Property Fund, REIT (f)(Australia)	623,250
34,269	Klepierre, SA, REIT (France)	1,163,877
611,000	Lendlease Global Commercial REIT (f)(Singapore)	389,017
431,045	LondonMetric Property, PLC, REIT (United Kingdom)	1,152,195
721,200	Mapletree Logistics Trust, REIT (Singapore)	845,309
231,065	Merlin Properties Socimi SA, REIT (Spain)	3,226,201
191,600	Mitsubishi Estate Co., Ltd. (Japan)	3,692,896
359	Mitsui Fudosan Logistics Park, Inc., REIT (Japan)	1,495,764
15,025	NSI NV, REIT (Netherlands)	649,330
231,202	Segro, PLC, REIT (United Kingdom)	2,304,885
494,057	Stockland, REIT (Australia)	1,517,261
1,068	United Urban Investment Corp., REIT (Japan)	2,044,634
169,862	VICI Properties, Inc., REIT	3,847,374
53,202	Vonovia SE (Germany)	2,699,329
11,275	Vornado Realty Trust, REIT	717,879
37,544	Weyerhaeuser Co., REIT	1,039,969
49,242	Wihlborgs Fastigheter AB (Sweden)	800,354

		69,442,513

	Health Care - 1.1%
660,982	Assura, PLC, REIT (United Kingdom)	579,460
189,266	HCP, Inc., REIT	6,743,548
162,867	Healthcare Trust Of America, Inc., REIT Class A Shares	4,785,033
184,418	Physicians Realty Trust, REIT	3,273,420
293,943	Primary Health Properties, PLC, REIT (United Kingdom)	479,237
161,057	Sabra Health Care REIT, Inc.	3,697,869
25,725	Ventas, Inc., REIT	1,878,697
101,558	Welltower, Inc., REIT	9,206,233

		30,643,497

	Hotels - 0.4%
109,700	City Developments, Ltd. (Singapore)	779,405
1,162,900	Far East Hospitality Trust, REIT (Singapore)	580,546
5,338	Hilton Worldwide Holdings, Inc.	497,021
302,968	Host Hotels & Resorts, Inc., REIT	5,238,317
4,035	Japan Hotel REIT Investment Corp. (Japan)	3,007,824
30,050	Pebblebrook Hotel Trust, REIT	835,991
110,912	Sunstone Hotel Investors, Inc., REIT	1,523,931

		12,463,035

	Mortgages - 0.0%
22,352	Two Harbors Investment Corp., REIT	293,482

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – September 30, 2019 (Unaudited) (continued)

Shares		Value

	Office Properties - 1.1%
36,299	Alexandria Real Estate Equities, Inc., REIT	$5,591,498
15,300	Allied Properties Real Estate Investment Trust, REIT (Canada)	618,652
14,050	Boston Properties, Inc., REIT	1,821,723
57,025	Brandywine Realty Trust, REIT	863,929
783,000	Champion REIT (Hong Kong)	506,502
118,594	City Office REIT, Inc. (Canada)	1,706,568
62,491	Corporate Office Properties Trust, REIT	1,860,982
39,575	Cousins Properties, Inc., REIT	1,487,624
164	Daiwa Office Investment Corp., REIT (Japan)	1,272,564
54,700	Douglas Emmett, Inc., REIT	2,342,801
72,123	Hudson Pacific Properties, Inc., REIT	2,413,236
96,796	Inmobiliaria Colonial Socimi SA, REIT (Spain)	1,167,920
33,964	Kilroy Realty Corp., REIT	2,645,456
3,089	MCUBS MidCity Investment Corp., REIT (Japan)	3,391,115
2,521	Sekisui House Reit, Inc. (Japan)	2,259,282
15,700	SL Green Realty Corp., REIT	1,283,475

		31,233,327

	Real Estate Operation/Development - 0.6%
291,223	Aroundtown SA (Luxembourg)	2,381,917
57,768	Castellum AB (Sweden)	1,237,041
312,200	Echo Investment SA (Poland)	365,911
13,851	LEG Immobilien AG (Germany)	1,585,180
368,800	Midea Real Estate Holding, Ltd. (China) 144A	894,979
69,100	Mitsui Fudosan Co., Ltd. (Japan)	1,712,082
2,284,000	New World Development Co., Ltd. (Hong Kong)	2,966,574
211,000	Sun Hung Kai Properties, Ltd. (Hong Kong)	3,036,707
55,281	TAG Immobilien AG (Germany)	1,261,713
44,971	TLG Immobilien AG (Germany)	1,222,957
49,400	Tokyo Tatemono Co., Ltd. (Japan)	693,542

		17,358,603

	Regional Malls - 0.3%
36,014	Simon Property Group, Inc., REIT	5,605,579
74,997	Taubman Centers, Inc., REIT	3,062,128

		8,667,707

	Residential - 0.1%
25,405	Sun Communities, Inc., REIT	3,771,372

	Shopping Centers - 0.4%
924,867	CapitaLand Retail China Trust, REIT (Singapore)	1,023,801
6,400	Federal Realty Investment Trust, REIT	871,296
287	Kenedix Retail REIT Corp. (Japan)	718,794
43,475	Kimco Realty Corp., REIT	907,758
351,000	Link REIT (Hong Kong)	3,871,538
465,266	NewRiver REIT, PLC (United Kingdom)	1,112,094
17,625	Regency Centers Corp., REIT	1,224,761
76,800	Retail Properties of America, Inc., REIT Class A Shares	946,176
64,545	Weingarten Realty Investors, REIT	1,880,196

		12,556,414

	Storage - 0.4%
54,502	Big Yellow Group, PLC, REIT (United Kingdom)	696,261
123,017	CubeSmart, REIT	4,293,293
21,300	Life Storage, REIT	2,245,233
10,550	Public Storage, REIT	2,587,598

		9,822,385

Shares		Value

	Warehouse/Industrial - 1.2%
206,986	Goodman Group, REIT (Australia)	$1,981,021
864	Industrial & Infrastructure Fund Investment Corp., REIT (Japan)	1,240,165
248,434	Industrial Logistics Properties Trust, REIT	5,279,222
47,075	Liberty Property Trust, REIT	2,416,360
1,103,540	Macquarie Mexico Real Estate Management SA de CV, REIT (Mexico) 144A	1,392,427
632,870	PLA Administradora Industrial S de RL de CV, REIT (Mexico)	973,005
164,613	Prologis, Inc., REIT	14,028,320
35,453	Rexford Industrial Realty, Inc., REIT	1,560,641
160,558	Safestore Holdings, PLC (United Kingdom)	1,319,706
11,331	Summit Industrial Income REIT (Canada)	112,297
18,982	Terreno Realty Corp., REIT	969,790
125,337	WPT Industrial Real Estate Investment Trust, REIT (Canada)	1,771,638

		33,044,592

	Total Common Stocks	286,154,942

	(Cost $251,574,205)

Preferred Stock - 1.4%

	Apartments/Single Family Residential - 0.2%
	American Homes 4 Rent, REIT,
95,996	Series D, 6.50%	2,601,492
74,400	Series E, 6.35%	1,978,296
6,225	Series F, 5.88%	165,149
4,800	Series G, 5.88%	126,672
5,475	Series H, 6.25%	142,514
5,616	Mid-America Apartment Communities, Inc., REIT, Series I, 8.50%	377,255
	National Retail Properties, Inc., REIT,
33,517	Series E, 5.70%	839,936
20,075	Series F, 5.20%	518,537

		6,749,851

	Diversified - 0.1%
7,125	Armada Hoffler Properties, Inc., REIT, Series A, 6.75%	192,019
	Digital Realty Trust, Inc., REIT,
23,850	Series C, 6.63%	635,125
10,900	Series G, 5.88%	274,462
1,350	Series J, 5.25%	34,978
2,100	Series K, 5.85%	56,721
	PS Business Parks, Inc., REIT,
13,875	Series V, 5.70%	357,281
2,850	Series Y, 5.20%	74,499
	Vornado Realty Trust, REIT,
7,650	Series K, 5.70%	193,392
21,822	Series L, 5.40%	545,768
7,108	Series M, 5.25%	183,742

		2,547,987

	Health Care - 0.0%
3,650	Senior Housing Properties Trust, REIT, 6.25%	94,389

	Hotels - 0.0%
	Hersha Hospitality Trust, REIT,
4,575	Series C, 6.88%	116,388
2,490	Series D, 6.50%	61,627
	Pebblebrook Hotel Trust, REIT,
5,600	Series C, 6.50%	144,704
2,500	Series D, 6.38%	67,025

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – September 30, 2019 (Unaudited) (continued)

Shares		Value

	Hotels - (continued)
	Sunstone Hotel Investors, Inc., REIT,
3,325	Series E, 6.95%	$91,737
8,825	Series F, 6.45%	226,185

		707,666

	Office Properties - 0.2%
1,875	Boston Properties, Inc., REIT, Series B, 5.25%	47,100
80	Highwoods Properties, Inc., REIT, Series A, 8.63%	99,200
120,531	SL Green Realty Corp., REIT, Series I, 6.50%	3,132,601
93,422	VEREIT, Inc., REIT, Series F, 6.70%	2,368,248

		5,647,149

	Regional Malls - 0.3%
110,100	Brookfield Property REIT, Inc., Series A, 6.38%	2,759,106
25,425	Pennsylvania Real Estate Investment Trust, REIT, Series C, 7.20%	488,414
	Taubman Centers, Inc., REIT,
140,550	Series J, 6.50%	3,661,328
86,700	Series K, 6.25%	2,239,461

		9,148,309

	Shopping Centers - 0.3%
	Kimco Realty Corp., REIT,
6,512	Series J, 5.50%	164,233
5,875	Series L, 5.13%	152,691
5,475	Series M, 5.25%	141,529
	Saul Centers, Inc., REIT,
32,886	Series C, 6.88%	824,123
49,175	Series E, 6.00%	1,269,698
	SITE Centers Corp., REIT,
44,887	Series A, 6.38%	1,210,154
80,373	Series J, 6.50%	2,029,418
20,775	Series K, 6.25%	543,682
	Urstadt Biddle Properties, Inc., REIT,
23,575	Series G, 6.75%	598,805
63,325	Series H, 6.25%	1,725,606
35,375	Series K, 5.88%	884,375

		9,544,314

	Storage - 0.2%
54,497	National Storage Affiliates Trust, REIT, Series A, 6.00%	1,449,075
	Public Storage, REIT,
875	Series B, 5.40%	22,557
11,550	Series D, 4.95%	296,604
5,225	Series E, 4.90%	134,544
800	Series F, 5.15%	20,760
32,680	Series G, 5.05%	848,700
2,250	Series H, 5.60%	63,270
47,950	Series V, 5.38%	1,208,820
15,875	Series W, 5.20%	398,145
11,900	Series X, 5.20%	299,047

		4,741,522

	Warehouse/Industrial - 0.1%
1,850	Monmouth Real Estate Investment Corp., REIT, Series C, 6.13%	46,342
2,675	QTS Realty Trust, Inc., REIT, Series A, 7.13%	70,914

Shares		Value

	Warehouse/Industrial - (continued)
	Rexford Industrial Realty, Inc., REIT,
9,677	Series A, 5.88%	$248,699
33,502	Series B, 5.88%	866,027

		1,231,982

	Total Preferred Stock	40,413,169

	(Cost $39,359,077)

Par

Corporate Debt - 1.5%

	Apartments/Single Family Residential - 0.2%
	American Homes 4 Rent LP, REIT,
$419,000	4.25%, 2/15/2028	451,559
1,209,000	4.90%, 2/15/2029	1,374,252
	Essex Portfolio LP, REIT,
259,000	3.38%, 4/15/2026	270,855
	Mid-America Apartments LP, REIT,
119,000	4.30%, 10/15/2023	127,192
237,000	4.00%, 11/15/2025	254,147
	VEREIT Operating Partnership LP, REIT,
535,000	4.13%, 6/1/2021	549,195
1,889,000	4.60%, 2/6/2024	2,029,983
868,000	4.63%, 11/1/2025	948,237
537,000	4.88%, 6/1/2026	595,219

		6,600,639

	Diversified - 0.0%
	Equinix, Inc., REIT,
546,000	5.38%, 5/15/2027	590,021
	Lexington Realty Trust, REIT,
38,000	4.25%, 6/15/2023	39,263
254,000	4.40%, 6/15/2024	265,417
	Liberty Property LP, REIT,
65,000	3.38%, 6/15/2023	67,163
	Vornado Realty LP, REIT,
236,000	3.50%, 1/15/2025	243,819
	Washington Real Estate Investment Trust, REIT,
118,000	3.95%, 10/15/2022	122,183

		1,327,866

	Health Care - 0.5%
	HCP, Inc., REIT,
175,000	3.88%, 8/15/2024	186,835
262,000	3.40%, 2/1/2025	271,827
854,000	3.25%, 7/15/2026	879,321
	Senior Housing Properties Trust, REIT,
215,000	6.75%, 12/15/2021	229,609
917,000	4.75%, 2/15/2028	922,513
	Ventas Realty LP, REIT,
1,101,000	3.10%, 1/15/2023	1,129,731
581,000	3.50%, 4/15/2024	608,927
661,000	2.65%, 1/15/2025	666,190
556,500	3.50%, 2/1/2025	583,087
1,397,000	4.13%, 1/15/2026	1,511,905
816,000	3.25%, 10/15/2026	838,287
	Welltower, Inc., REIT,
324,000	3.75%, 3/15/2023	339,412
1,318,000	3.95%, 9/1/2023	1,396,928
1,178,000	4.50%, 1/15/2024	1,273,245
599,000	3.63%, 3/15/2024	629,299
1,365,000	4.00%, 6/1/2025	1,459,896

		12,927,012

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – September 30, 2019 (Unaudited) (continued)

Par		Value

	Office Properties - 0.5%
	Alexandria Real Estate Equities, Inc., REIT,
$1,210,000	3.90%, 6/15/2023	$ 1,278,388
2,046,000	4.00%, 1/15/2024	2,185,261
	Brandywine Operating Partnership LP, REIT,
763,000	4.10%, 10/1/2024	803,060
	Columbia Property Trust Operating Partnership LP, REIT,
1,014,000	4.15%, 4/1/2025	1,056,688
	Corporate Office Properties LP, REIT,
1,716,000	3.60%, 5/15/2023	1,748,925
1,079,000	5.25%, 2/15/2024	1,162,922
185,000	5.00%, 7/1/2025	199,922
	Highwoods Realty LP, REIT,
458,000	3.63%, 1/15/2023	474,429
	Kilroy Realty LP, REIT,
38,000	4.38%, 10/1/2025	40,927
	Office Properties Income Trust, REIT,
2,127,000	4.15%, 2/1/2022	2,175,650
2,778,000	4.00%, 7/15/2022	2,832,051
	Piedmont Operating Partnership LP, REIT,
761,000	3.40%, 6/1/2023	769,439
	Qualitytech LP / QTS Finance Corp. 144A,
248,000	4.75%, 11/15/2025	256,680
	SL Green Realty Corp., REIT,
320,000	4.50%, 12/1/2022	337,060

		15,321,402

	Shopping Centers - 0.1%
	Regency Centers Corp., REIT,
57,000	3.75%, 11/15/2022	59,384
	Retail Opportunity Investments Partnership LP, REIT,
179,000	4.00%, 12/15/2024	183,010
	Retail Properties Of America, Inc., REIT,
304,000	4.00%, 3/15/2025	303,644
	SITE Centers Corp., REIT,
84,000	4.63%, 7/15/2022	87,828
974,000	3.63%, 2/1/2025	1,001,138
	Weingarten Realty Investors, REIT,
106,000	4.45%, 1/15/2024	112,641
243,000	3.25%, 8/15/2026	244,561

		1,992,206

	Storage - 0.1%
	Cubesmart LP, REIT,
253,000	4.80%, 7/15/2022	267,712
676,000	4.00%, 11/15/2025	716,856
	LifeStorage LP/CA, REIT,
1,713,000	3.50%, 7/1/2026	1,760,131

		2,744,699

	Warehouse/Industrial - 0.1%
	Duke Realty LP, REIT,
106,000	3.63%, 4/15/2023	110,352
1,394,000	3.25%, 6/30/2026	1,443,893

		1,554,245

	Total Corporate Debt	42,468,069

	(Cost $41,007,947)

Par		Value

Commercial Mortgage Backed Securities - 3.7%
	BANK,
$29,270,864	0.81%, 11/15/2054 Ser 2017-BNK9, Class XA	$1,577,676
8,575,000	1.42%, 11/15/2054 Ser 2017-BNK9, Class XD, 144A	869,347
2,000,000	2.80%, 11/15/2054 Ser 2017-BNK9, Class D, 144A	1,778,069
5,000,000	3.37%, 11/15/2054 Ser 2017-BNK9, Class E, 144A	3,672,990
2,000,000	3.08%, 6/15/2060 Ser 2017-BNK5, Class D, 144A	1,842,894
3,000,000	4.26%, 6/15/2060 Ser 2017-BNK5, Class E, 144A	2,267,239
	Barclays Commercial Mortgage Trust,
15,993,384	1.60%, 8/15/2052 Ser 2019-C4, Class XA	1,971,034
	BENCHMARK Mortgage Trust,
12,667,000	1.12%, 1/15/2051 Ser 2018-B1, Class XE, 144A	1,088,958
1,750,000	2.75%, 1/15/2051 Ser 2018-B1, Class D, 144A	1,573,068
5,000,000	3.00%, 1/15/2051 Ser 2018-B1, Class E, 144A	3,617,040
3,680,000	1.50%, 4/10/2051 Ser 2018-B3, Class XD, 144A	392,467
2,000,000	3.06%, 4/10/2051 Ser 2018-B3, Class D, 144A	1,892,190
1,719,500	3.12%, 10/10/2051 Ser 2018-B6, Class D, 144A	1,624,231
4,000,000	1.64%, 8/15/2057 Ser 2019-B13, Class XD, 144A	494,589
1,500,000	2.50%, 8/15/2057 Ser 2019-B13, Class E, 144A	1,224,539
	CD Mortgage Trust, 144A,
2,750,000	3.10%, 8/15/2051 Ser 2018-CD7, Class D	2,584,661
	CGMS Commercial Mortgage Trust, 144A,
2,000,000	3.00%, 8/15/2050 Ser 2017-B1, Class D	1,740,845
	Citigroup Commercial Mortgage Trust,
49,612,329	0.76%, 3/10/2051 Ser 2018-B2, Class XA	2,519,255
1,000,000	3.22%, 6/10/2051 Ser 2018-C5, Class D, 144A	956,286
2,800,000	3.00%, 8/10/2056 Ser 2019-GC41, Class F, 144A	2,011,370
	Comm Mortgage Trust,
2,500,000	4.32%, 12/10/2045 Ser 2012-CR5, Class F, 144A	2,165,352
3,250,000	4.08%, 3/10/2046 Ser 2013-CR6, Class E, 144A	3,045,682
2,932,500	5.00%, 3/10/2047 Ser 2014-UBS2, Class D, 144A	2,808,291
2,600,000	4.85%, 5/10/2047 Ser 2014-CR17, Class D, 144A	2,679,669
1,500,000	3.50%, 9/10/2047 Ser 2014-UBS5, Class D, 144A	1,335,338
3,620,000	4.25%, 2/10/2048 Ser 2015-LC19, Class E, 144A	3,218,021
2,000,000	3.65%, 10/10/2048 Ser 2015-LC23, Class D, 144A	1,999,143
4,000,000	4.23%, 5/10/2051 Ser 2018-COR3, Class A3	4,545,918
	CSAIL Commercial Mortgage Trust,
3,980,500	1.98%, 3/15/2052 Ser 2019-C15, Class XD, 144A	624,141
2,500,000	3.00%, 3/15/2052 Ser 2019-C15, Class D, 144A	2,303,660
5,000,000	4.05%, 3/15/2052 Ser 2019-C15, Class A4	5,624,901
	DBCG Mortgage Trust,
2,000,000	2.61%, 6/15/2034 Ser 2017-BBG, Class A, 144A	1,997,382
	GS Mortgage Securities Corp. Trust,
2,959,684	2.83%, 7/15/2025 Ser 2018-HULA, Class A, 144A	2,956,185
	GS Mortgage Securities Trust, 144A,

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – September 30, 2019 (Unaudited) (continued)

Par		Value
$2,000,000	4.75%, 8/10/2046 Ser 2013-GC14, Class F	$1,941,816
3,500,000	4.96%, 4/10/2047 Ser 2014-GC20, Class D	3,178,516
1,750,000	3.58%, 6/10/2047 Ser 2014-GC22, Class E	1,344,649
3,000,000	3.00%, 7/10/2052 Ser 2019-GC40, Class D	2,796,848
	JP Morgan Chase Commercial Mortgage Securities Trust, 144A,
1,433,000	3.74%, 12/15/2046 Ser 2013-C16, Class E	1,308,580
	JPMBB Commercial Mortgage Securities Trust, 144A,
1,425,000	4.68%, 4/15/2047 Ser 2014-C19, Class D	1,468,651
3,500,000	3.91%, 11/15/2047 Ser 2014-C24, Class D	3,344,128
	Morgan Stanley Bank of America Merrill Lynch Trust, 144A,
2,153,000	4.12%, 5/15/2046 Ser 2013-C9, Class D	2,206,510
1,250,000	4.77%, 6/15/2047 Ser 2014-C16, Class D	1,017,931
3,576,000	4.40%, 10/15/2048 Ser 2015-C26, Class E	2,912,028
4,012,000	3.30%, 11/15/2052 Ser 2017-C34, Class E	2,812,859
	SG Commercial Mortgage Securities Trust,
13,553,274	1.98%, 10/10/2048 Ser 2016-C5, Class XA	1,249,364
	UBS-Barclays Commercial Mortgage Trust, 144A,
23,623,059	1.63%, 12/10/2045 Ser 2012-C4, Class XA	952,546
2,000,000	5.03%, 8/10/2049 Ser 2012-C3, Class D	2,084,236
	Wells Fargo Commercial Mortgage Trust, 144A,
2,020,000	2.88%, 5/15/2048 Ser 2015-NXS1, Class E	1,587,191
2,125,000	4.61%, 11/15/2048 Ser 2015-C31, Class E	1,810,826
	WFRBS Commercial Mortgage Trust, 144A,
2,650,000	3.99%, 5/15/2047 Series 2014-C20, Class D	2,147,873
2,000,000	3.90%, 9/15/2057 Ser 2014-C22, Class D	1,661,020

		106,828,003

	Total Commercial Mortgage Backed Securities	106,828,003

	(Cost $98,323,210)

Shares
Short-Term Investment - 5.0%
144,965,306	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio, 1.85%	$144,965,306

	(Cost $144,965,306)

	Total Investments - 99.0%	$2,844,833,940

	(Cost $2,644,577,813)
	Other Assets Net of Liabilities - 1.0%	27,703,851

	Net Assets — 100.0%	$2,872,537,791

(a)	Restricted Securities.
(b)	Partnership is not designated in units. The Fund owns approximately 16.1% of this Fund.
(c)	Affiliated issuer.
(d)	The Fund owns more than 5.0% of the Private Investment Fund, but has contractually limited its voting interests to less than 5.0% of total voting interests.
(e)	Partnership is not designated in units. The Fund owns approximately 5.6% of this Fund.
(f)	Non-income producing security.

Portfolio Abbreviations:

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

144A – Rule 144A Security

Industry	% of Net Assets

Diversified	79.9%
Short-Term Investment	5.0%
Commercial Mortgage Backed Securities	3.7%
Apartments/Single Family Residential	2.4%
Office Properties	1.8%
Health Care	1.6%
Warehouse/Industrial	1.4%
Shopping Centers	0.8%
Storage	0.7%
Regional Malls	0.6%
Real Estate Operation/Development	0.6%
Hotels	0.4%
Residential	0.1%
Mortgages	0.0%
Other Assets Net of Liabilities	1.0%

Total	100.0%

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Statement of Assets and Liabilities

September 30, 2019 (Unaudited)

ASSETS:
Investments:
Non-affiliated investment in securities at cost	$2,356,166,882
Non-affiliated net unrealized appreciation	187,217,269

Total non-affiliated investment in securities, at fair value	2,543,384,151

Affiliated investment in securities at cost	288,410,931
Affiliated net unrealized appreciation	13,038,858

Total affiliated investment in securities, at fair value	301,449,789

Cash	417
Receivables for:
Investments sold	681,866
Dividends and interest	23,076,012
Fund shares sold	17,542,301
Reclaims	207,011

Total receivables	41,507,190
Prepaid expenses	376,805

Total Assets	2,886,718,352

LIABILITIES:
Payables for:
Investments purchased	5,469,226
Dividends	945
Adviser fees, net	7,373,588
Administrative fees	292,198
Audit and tax fees	25,088
Custodian fees	27,364
Legal fees	529,183
Registration fees	21,568
Transfer agent fees	195,590
Accrued expenses and other liabilities	245,811

Total Liabilities(a)	14,180,561

NET ASSETS	$2,872,537,791

NET ASSETS consist of:
Paid-in capital	$2,661,565,905
Total distributable earnings	210,971,886

TOTAL NET ASSETS	$2,872,537,791

Net Assets	$2,872,537,791
Shares of beneficial interest outstanding (unlimited authorization)	101,318,308

Net asset value price per share (Net Assets/Shares Outstanding)	$28.35

(a)  See Note 7. Restricted Securities for detail of Contingent Liabilities related to unfunded commitments.

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Statement of Operations

For the Six Months Ended September 30, 2019 (Unaudited)

Investment Income:
Dividends from non-affiliated investments	$43,354,235
Dividends from affiliated investments	6,317,945
Interest income	3,594,827
Less: foreign taxes withheld	(195,946)

Total Investment Income	53,071,061

Expenses:
Adviser fees (Note 3)	14,615,851
Administrative fees	438,672
Directors’ fees (Note 3)	80,627
Transfer agent fees	177,810
Custodian fees	105,930
Registration fees	86,685
Audit and tax fees	37,939
Legal fees	649,952
Printing fees	127,522
Insurance fees	23,287
Other expenses	477,272

Total Expenses	16,821,547

Net Investment Income	36,249,514

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	9,701,499
Net realized loss on foreign currency transactions	(30,369)
Net change in unrealized appreciation on investments and foreign currency	26,901,773
Net change in unrealized appreciation on affiliated investments	420,452

Net Realized and Unrealized Gain on Investments	36,993,355

Net Increase in Net Assets Resulting from Operations	$73,242,869

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Statements of Changes in Net Assets

	Six Months Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Increase in Net Assets:

From Operations:
Net investment income	$36,249,514	$68,470,987
Net realized gain on investments and foreign currency	9,671,130	9,482,828
Net change in unrealized appreciation on investments and foreign currency	27,322,225	77,374,836

Net Increase in Net Assets Resulting From Operations	73,242,869	155,328,651

Distributions to Shareholders from:
Net investment income and net realized gains	(45,920,644)	(69,011,394)
Return of capital	(15,295,971)	(39,247,870)

Total Distributions	(61,216,615)	(108,259,264)

Capital Share Transactions:
Shares issued	303,859,406	742,673,327
Reinvested dividends	14,471,790	26,989,204
Shares redeemed	(255,133,308)	(203,906,088)

Total	63,197,888	565,756,443

Net Increase in Net Assets
Resulting From Capital Share Transactions	63,197,888	565,756,443

Total Increase in Net Assets	75,224,142	612,825,830

Net Assets:
Beginning of Period	$2,797,313,649	$2,184,487,819

End of Period	$2,872,537,791	$2,797,313,649

Share Transactions:
Shares sold	10,789,989	26,663,935
Shares issued in reinvestment of dividends	516,383	976,360
Shares redeemed	(9,120,122)	(7,366,155)

Net Increase in Shares of Beneficial Interest Outstanding	2,186,250	20,274,140

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Statement of Cash Flows

For the Six Months Ended September 30, 2019 (Unaudited)

Cash Flows Provided by Operating Activities:
Net increase in net assets resulting from operations	$73,242,869
Adjustments to Reconcile Net Increase in Net Assets Resulting From Operations to Net Cash Provided by Operating Activities:
Purchases of investment securities	(165,117,775)
Proceeds from disposition of investment securities	181,527,687
Net purchases of short-term investment securities	(44,329,234)
Change in net unrealized appreciation on investments	(27,322,225)
Net realized gain from investments sold	(9,701,499)
Net realized loss on foreign currency transactions	30,369
Net amortization/(accretion) of premium/(discount)	68,005
Increase in dividends and interest receivable	(492,635)
Increase in reclaims receivable	(9,893)
Increase in prepaid expenses	(108,902)
Increase in Adviser fees payable, net	482,391
Increase in administration fees payable	149,170
Decrease in audit and tax fees payable	(9,534)
Increase in legal fees payable	191,646
Increase in custodian fees payable	3,739
Increase in registration fees payable	2,906
Decrease in printing fees payable	(56,893)
Increase in transfer agent fees payable	70,369
Increase in accrued expenses and other liabilities	193,678

Net Cash Provided by Operating Activities	8,814,239

Effect of exchange rate changes on foreign currency	(35,018)
Cash Flows From Financing Activities:
Proceeds from shares sold	293,034,641
Payments of shares redeemed	(255,133,308)
Dividends paid (net of reinvestment of dividends)	(46,744,755)

Net Cash Used in Financing Activities	(8,843,422)

Net Decrease in Cash	(64,201)

Cash and Foreign Currency:
Beginning of the period	64,618

End of the period	$417

Supplemental Disclosure of Cash Flow Information:
Reinvestment of dividends	$14,471,790

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Financial Highlights

	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Net Asset Value, Beginning of Period	$28.22		$27.70	$27.52	$27.30	$26.47	$25.47
Income from Investment Operations:
Net investment income(a)	0.37		0.77	0.65	0.67	0.65	0.64
Net realized and unrealized gain	0.37		0.99	0.79	0.85	1.46	1.62

Total from investment operations	0.74		1.76	1.44	1.52	2.11	2.26

Less Distributions:
Distribution from Net Investment Income	(0.46)		(0.79)	(0.61)	(0.75)	(0.39)	(0.95)
Return of Capital	(0.15)		(0.45)	(0.65)	(0.55)	(0.89)	(0.31)

Total Distributions	(0.61)		(1.24)	(1.26)	(1.30)	(1.28)	(1.26)

Net Asset Value, End of Period	$28.35		$28.22	$27.70	$27.52	$27.30	$26.47

Total Return Based on Net Asset Value	2.51	%(b)	6.70%	5.32%	5.79%	8.58%	8.74%

Ratios and Supplemental Data
Net Assets at end of period (000’s)	$2,872,538		$2,797,314	$2,184,488	$1,390,152	$688,906	$156,577
Ratios of gross expenses to average net assets	1.20	%(c)	1.17%	1.24%	1.27%	1.35%	1.89%
Ratios of net expenses to average net assets	1.20	%(c)	1.17%	1.24%	1.27%	1.34%	1.46%
Ratios of net investment income to average net assets	2.60	%(c)	2.77%	2.37%	2.45%	2.44%	2.50%
Portfolio turnover rate	6.16	%(b)	13.48%	13.03%	24.97%	20.93%	39.83%

(a)	Per Share amounts are calculated based on average outstanding shares.
(b)	Not annualized.
(c)	Annualized.

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Financial Statements

September 30, 2019 (Unaudited)

NOTE 1. ORGANIZATION

Versus Capital Multi-Manager Real Estate Income Fund LLC (the“Fund”) is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, continuously offered, closed-end management investment company that provides liquidity through a quarterly repurchase policy. The Fund’s primary investment objective is to seek consistent current income, while its secondary objectives are capital preservation and long-term capital appreciation. The Fund attempts to achieve these objectives by allocating its capital among a select group of institutional asset managers (the “Investment Managers”) with expertise in managing portfolios of real estate and real estate-related investments. The Fund was declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on December 9, 2011, (the “Effective Date”) and accordingly, the Fund commenced its investment operations. The Fund is authorized to issue an unlimited number of common shares of beneficial interest without par value up to a total of $4 billion.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Consistent with Section 2(a)(41) of the 1940 Act, the Fund prices its securities as follows: Investments in securities that are listed on the New York Stock Exchange (the “NYSE”) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price. Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price as reflected on the tape at the close of the exchange representing the principal market for such securities. If, after the close of a foreign market, but prior to the NYSE close, market conditions change significantly, certain foreign securities may be valued pursuant to procedures established by the Board of Directors (the “Board”).

Debt securities are valued at their mean prices by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations. Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost, plus or minus any amortized discount or premium which approximates fair value. Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at their closing NAV.

Securities for which market prices are unavailable, or securities for which the Adviser determines that the bid and/or ask price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Board. Circumstances in which market prices may be unavailable include, but are not limited to, trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. The Fund’s use of fair value pricing may cause the NAV of the Shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.

The Fund invests a significant portion of its assets in Private Investment Funds. The Board has approved procedures pursuant to which the Fund values its investments in Private Investment Funds at fair value. As a general matter, the Fund bases its NAV on valuations of its interests in the Private Investment Funds provided by the managers of the Private Investment Funds and their agents on a quarterly basis. These fair value calculations will involve significant professional judgment by the managers of the Private Investment Funds in the application of both observable and unobservable attributes and the calculated values of the Private Investment Funds themselves or their underlying assets may differ from their actual realizable value or future fair value. Additionally, between the quarterly valuation periods, the NAVs of the Private Investments Funds are adjusted daily based on the estimated total return that each underlying private fund will generate during the current quarter. The Adviser and the Board’s Valuation Committee monitor these estimates regularly and update them as necessary if macro-level considerations or individual fund considerations warrant any adjustments. At the end of the quarter, each Private Investment Fund’s net asset value is adjusted as needed to reflect the actual income and appreciation or depreciation realized by such Private Investment Fund when the quarterly valuations and income are reported by each manager. As of the September 30, 2019 portfolio of investments presented herein, all of the Fund’s investments in Private Investment Funds are reported at the respective NAVs provided by the managers of the Private Investment Funds and their agents which may differ from the valuations used by the Fund in its September 30, 2019 NAV calculation.

Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

Fair Value Measurements: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 –	unadjusted quoted prices in active markets for identical securities

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Financial Statements

September 30, 2019 (Unaudited) (continued)

•	Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For the six months ended September 30, 2019, there were no transfers in or out of Level 3. A summary of inputs used to value the Fund’s investments as of September 30, 2019 is as follows:

	Total Market Value at 09/30/2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Common Stocks*	$286,154,942	$286,154,942	$—	$—
Preferred Stocks*	40,413,169	40,413,169	—	—
Corporate Debt*	42,468,069	—	42,468,069	—
Commercial Mortgage Backed Securities	106,828,003	—	106,828,003	—
Short-Term Investments	144,965,306	144,965,306	—	—

Subtotal	$620,829,489	$471,533,417	$149,296,072	$—

Private Investment Funds*	$2,224,004,451

Total	$2,844,833,940

*	See Portfolio of Investments for industry breakout.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; the existence of contemporaneous, observable trades in the market; and changes in listings or delistings on national exchanges.

Investment Income and Securities Transactions - Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income is recorded net of applicable withholding taxes. Interest income is accrued daily. Premiums and discounts are amortized or accreted on an effective yield method on fixed income securities. Dividend income from REIT investments is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed its cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and reclaims as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Securities are accounted for on a trade date basis. The cost of securities sold is determined and gains (losses) are based upon the specific identification method.

Foreign Currency - Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates at 4:00 p.m. U.S. ET (Eastern Time). Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, and are included with the net realized and unrealized gain or loss on investment securities.

Dividends and Distributions to Shareholders - The Fund will make regular quarterly distributions to shareholders of all or a portion of any dividends or investment income it earns on investments. In addition, the Fund will make regular distributions to the shareholders of all or a portion of capital gains distributed to the Fund by Investment Funds and capital gains earned by the Fund from the disposition of Investment Funds or other investments, together with any dividends or interest income earned from such investments. A portion of any distribution may be a return of capital or from other capital sources.

U.S. Federal Income Tax Information - The Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. This policy may cause multiple distributions during the course of the year, which are recorded on the ex-dividend date.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Financial Statements

September 30, 2019 (Unaudited) (continued)

As of and during the six months ended September 30, 2019, the Fund did not have a liability for any unrecognized tax obligations. The Fund recognizes interest and penalties, if any, related to unrecognized tax obligations as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund identifies its major tax jurisdiction as U.S. Federal.

Dividends from net investment income and distributions from realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts at fiscal year end based on the tax treatment; temporary differences do not require such reclassification.

For the year ended March 31, 2019, tax character of the distribution paid by the Fund was approximately $49,869,000 of ordinary income dividends, approximately $19,142,000 of long-term capital gains and approximately $39,248,000 of return of capital. For the year ended March 31, 2018, tax character of the distribution paid by the Fund were approximately $24,121,000 of ordinary income dividends, approximately $14,612,000 of long-term capital gains and approximately $41,579,000 of return of capital. Distribution from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

Net capital losses incurred may be carried forward for an unlimited time period and retain their tax character as either short-term or long-term capital losses. As of March 31, 2019, the Fund had no capital loss carryovers available to offset possible future capital gains.

Under federal tax law, capital and qualified ordinary losses realized after October 31 and December 31, respectively, may be deferred and treated as having arisen on the first day of the following fiscal year. For the fiscal year ended March 31, 2019, the Fund elected to defer approximately $1,312,000 in qualified late year losses.

As of September 30, 2019, the gross unrealized appreciation and depreciation and net unrealized appreciation on a tax basis were approximately $205,523,000, ($5,267,000) and $200,256,000, respectively. The aggregate cost of securities for federal income tax purposes at September 30, 2019, was approximately $2,644,578,000.

Guarantees and Indemnifications - In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown and this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund would expect the risk of loss to be remote.

Use of Estimates - The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities (disclosure of contingent assets and liabilities) at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Management Agreement, Versus Capital Advisors LLC (the “Adviser”) serves as the investment adviser to the Fund. For its services under this agreement, the Fund pays the Adviser an Investment Management Fee at an annual rate of 0.95% of the Fund’s NAV, which accrues daily based on the net assets of the Fund and is paid quarterly. The Fund accrued fees to the Adviser of approximately $13,270,000 for the six months ended September 30, 2019. The Adviser allocates the Fund’s assets and, thereafter, evaluates regularly each Investment Manager to determine whether its investment program is consistent with the Fund’s investment objective and whether its investment performance is satisfactory. The Adviser may, at its discretion, reallocate the Fund’s assets among the Investment Managers.

The Adviser previously engaged Callan LLC to act as the Fund’s investment sub-adviser to assist with the selection of Investment Managers. Fees to Callan were based on the average daily net assets of the Fund at an annual rate up to 0.10% and were paid by the Adviser from its Investment Management Fee. Effective August 2019, the investment sub-advisory agreement between the Adviser and Callan LLC was terminated.

The Adviser has retained the services of Security Capital Research & Management, Inc. and Principal Real Estate Investors, LLC as sub-advisers of the Fund (the “Sub-Advisers”). The Sub-Advisers each manage a specified portion of the Fund’s assets to be invested in domestic and international publicly traded real estate securities, such as common and preferred stock of publicly listed REITs, commercial mortgage-backed securities, commercial real estate collateralized debt obligations, and senior unsecured debt of REITs. Fees paid to the Sub-Advisers are based on the average net assets that they manage at an annual rate between 0.50% and 1.00%. The Fund accrued fees to the Sub-Advisers of approximately $1,346,000 for the six months ended September 30, 2019.

The Fund pays each Independent Director a fee per annum. In addition, the Fund reimburses each of the Independent Directors for travel and other expenses incurred in connection with attendance at meetings; provided, however, that if more than three board meetings require out-of-town travel time, such additional travel time may be billed at the rate set forth in the Board of Directors Retainer Agreement or as amended by action of the Board from time to time. Each of the Independent Directors is a member of the Audit Committee and/or Nominating Committee. The Chairman of the Audit Committee

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Financial Statements

September 30, 2019 (Unaudited) (continued)

receives an additional fee per annum. Other members of the Board and executive officers of the Fund receive no compensation. The Fund also reimburses the Adviser for a portion of the compensation that it pays to the Fund’s Chief Compliance Officer.

NOTE 4. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2019, the purchases and sales of investment securities, excluding short-term investments and U.S. Government securities were approximately $165,878,000 and $179,957,000, respectively.

NOTE 5. REPURCHASE OFFERS

The Fund has a fundamental policy that it will make quarterly Repurchase Offers for no less than 5% of its shares outstanding at NAV, unless suspended or postponed in accordance with regulatory requirements (as discussed below), and that each quarterly repurchase pricing shall occur no later than the 14th day after the Repurchase Request Deadline (defined below), or the next Business Day if the 14th is not a Business Day (each a “Repurchase Pricing Date”). In general, the Repurchase Pricing Date occurs on the Repurchase Payment Deadline and settlement occurs 3 days later. Shares will be repurchased at the NAV per Share determined as of the close of regular trading on the NYSE on the Repurchase Pricing Date. Repurchase tenders made during the six months ended September 30, 2019 cumulatively were approximately $255,133,000.

Shareholders will be notified in writing about each quarterly Repurchase Offer, how they may request that the Fund repurchase their shares and the Repurchase Request Deadline, which is the date the Repurchase Offer ends. The Repurchase Request Deadline will be determined by the Board. The time between the notification to shareholders and the Repurchase Request Deadline may vary from no more than 42 days to no less than 21 days. The repurchase price of the shares will be the NAV as of the close of regular trading on the NYSE on the Repurchase Pricing Date. Payment pursuant to the repurchase will be made to the shareholders within seven days of the Repurchase Pricing Date (the “Repurchase Payment Deadline”). Certain authorized institutions, including custodians and clearing platforms, may set times prior to the Repurchase Request Deadline by which they must receive all documentation they may require relating to repurchase requests and may require additional information. In addition, certain clearing houses may allow / require you to submit your tender request only on the Repurchase Request Deadline.

Shares tendered for repurchase by shareholders prior to any Repurchase Request Deadline will be repurchased subject to the aggregate repurchase amounts established for that Repurchase Request Deadline. Repurchase proceeds, net of any repurchase fee, will be paid to shareholders prior to the Repurchase Payment Deadline.

The Board, or a committee thereof, in its sole discretion, will determine the number of shares that the Fund will offer to repurchase (the “Repurchase Offer Amount”) for a given Repurchase Request Deadline. The Repurchase Offer Amount, however, will be no less than 5% of the total number of shares outstanding on the Repurchase Request Deadline.

If Share repurchase requests exceed the number of Shares in the Fund’s Repurchase Offer, the Fund may, in its sole discretion (i) repurchase the tendered Shares on a pro rata basis or (ii) increase the number of Shares to be repurchased by up to 2.0% of the Fund’s outstanding Shares. If Share repurchase requests exceed the number of Shares in the Fund’s Repurchase Offer plus 2% of the Fund’s outstanding Shares, the Fund is required to repurchase the Shares on a pro rata basis. As a result, tendering shareholders may not have all of their tendered Shares repurchased by the Fund.

A shareholder who tenders some, but not all, of such shareholder’s Shares for repurchase as of a Repurchase Pricing Date may be required to maintain a minimum aggregate NAV of shares equal to $10,000. The Fund reserves the right to reduce the amount to be repurchased from a shareholder as of a Repurchase Pricing Date so that the required minimum aggregate NAV of shares is maintained. Upon request by a shareholder, the Board may permit a shareholder to cancel a shareholder’s tender of Shares, if such cancellation is determined by the Board to be in the best interest of the Fund.

NOTE 6. LINE OF CREDIT

Effective April 17, 2019, the Fund’s line of credit with ZB, N.A. dba Vectra Bank Colorado (“Vectra”) expired and the Fund opened a new secured $150,000,000 line of credit with a $20,000,000 accordion feature for the purpose of liquidity subject to the limitations of the 1940 Act for borrowings (the “LOC”). Borrowings, if any, under the Vectra arrangement bear interest at the one month LIBOR/Swap Rate plus 1.50% at the time of borrowing. The Fund incurred interest expense of approximately $177,000 during the six months ended September 30, 2019. In addition, the Fund incurs a Non-Utilization Fee equal to 0.375% on the portion of the LOC not being used. The Fund incurred Non-Utilization Fee equal to approximately $244,000 during the six months ended September 30, 2019. As collateral for the lines of credit, the Fund would grant Vectra a first position security interest in and lien on securities held by the Fund in the collateral account.

NOTE 7. RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. Each of the following securities can suspend redemptions if its respective Board deems it in the best interest of its shareholders. None of these securities have suspended redemptions. This and other important information are described in the Fund’s Prospectus dated August 9, 2019.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Financial Statements

September 30, 2019 (Unaudited) (continued)

As of September 30, 2019, the Fund invested in the following restricted securities:

Security (a)	Acquisition Date (b)	Shares		Cost ($1,000s)	Value ($1,000s)	Unfunded Commitments ($1,000s)	% of Net Assets	Redemption Notice (c)

AEW Core Property Trust (U.S.), Inc.
Class A Shares	7/2/2013	132,236		$124,788	$137,038	$—	4.8%	45 Days
Class B Shares	7/2/2013	47,116		44,462	48,827	—	1.7%	45 Days
AEW Value Investors US LP	8/17/2017	(d	)	25,000	25,717	25,000	0.9%	(e)
Barings Core Property Fund LP	9/30/2013	391,095		47,524	52,430	—	1.8%	60 Days (f)
Barings European Core Property Fund	6/13/2017	63,921		71,985	74,367	—	2.6%	60 Days
CBRE U.S. Core Partners LP	3/29/2018	78,143,768		108,972	112,793	1,028	3.9%	60 Days
Clarion Gables Multifamily Trust LP	3/4/2019	39,221		50,000	51,179	—	1.8%	(g)
Clarion Lion Properties Fund LP	7/1/2013	158,382		211,180	243,035	—	8.5%	90 Days
Harrison Street Core Property Fund LP	8/13/2014	86,966		113,000	120,798	—	4.2%	45 Days
Heitman America Real Estate Trust LP	12/2/2014	172,306		200,000	212,817	—	7.4%	90 Days
Heitman Core Real Estate Debt Income Trust LP	4/1/2017	107,663		110,000	110,594	55,000	3.8%	90 Days
Invesco Core Real Estate USA LP	12/31/2013	680		114,500	128,850	—	4.5%	45 Days
Invesco Real Estate Asia Fund	9/30/2014	799,259		98,426	101,360	10,000	3.5%	45 Days
LaSalle Property Fund LP
Class A Shares	8/31/2015	90,900		139,418	151,183	—	5.3%	45 Days
Class B Shares	8/31/2015	35,261		54,082	58,645	—	2.0%	45 Days
Mesa West Core Lending Fund LP	7/15/2015	61,985		66,079	65,709	13,921	2.3%	30 Days
MetLife Commercial Mortgage Income Fund LP	10/1/2015	49,078		50,000	50,404	—	1.7%	90 Days
RREEF America REIT II, Inc.	9/30/2013	1,759,412		198,070	222,812	1,250	7.8%	45 Days
								60 Days
Trumbull Property Fund, LP	9/30/2013	3,851		41,362	40,991	—	1.4%	(h)
Trumbull Property Income Fund, LP	4/1/2016	9,001		107,500	114,449	—	4.0%	60 Days
US Government Building Open-End Feeder, LP	5/1/2014	(i	)	93,000	100,006	—	3.5%	60 Days

Total				$2,069,348	$2,224,004	$106,199	77.4%

(a)

The investment funds are open-ended Investment Funds organized to serve as a collective investment vehicle through which eligible investors may invest in a professionally managed real estate portfolio of equity and debt investments consisting of multi-family, industrial, retail and office properties in targeted metropolitan areas. The principal investment objective of the Investment Funds is to generate attractive, predictable investment returns from a target portfolio of low-risk equity investments in income-producing real estate while maximizing the total return to shareholders through cash dividends and appreciation in the value of shares.

(b)	Represents initial acquisition date as shares are purchased at various dates through the current period.
(c)	The investment funds provide for a quarterly redemption subject to the notice period listed.
(d)	Partnership is not designated in units. The Fund owns approximately 16.1% at September 30, 2019.
(e)	Shares are subject to an initial lockup period ending December 31, 2020 with a redemption notification period of 90 days.
(f)	As of September 30, 2019, the Fund had a redemption queue, the Investment Manager expects to meet all redemptions over the next 2-3 quarters.
(g)	Shares are subject to an initial lockup period ending March 1, 2021 with a redemption notification period of 90 days.
(h)	As of September 30, 2019, the Fund had a redemption queue, the Investment Manager expects to meet all redemptions over time.
(i)	Partnership is not designated in units. The Fund owns approximately 5.6% at September 30, 2019.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Financial Statements

September 30, 2019 (Unaudited) (continued)

NOTE 8. AFFILIATED ISSUERS

The following table lists each issuer owned by the Fund that may be deemed an “affiliated company” under the 1940 Act, as well as transactions that occurred in the security of such issuer during the period ended September 30, 2019:

Affiliated Investment	Value at 03/31/19	Purchases	Dividends	Sales	Realized Gain/Loss	Change in App/Dep	Value at 09/30/19	Shares Held at 09/30/19

AEW Value Investors US LP	$24,816,284	$—	$465,752	$—	$—	$900,714	$25,716,998	—	(a)
Barings European Core Property Fund	72,724,139	—	1,236,633	—	—	1,642,579	74,366,718	63,921
Invesco Real Estate Asia Fund Trust Class A Units	101,891,185	—	1,904,722	—	—	(530,708)	101,360,477	799,259
US Government Building Open-End Feeder, LP	101,597,729	—	2,710,838	—	—	(1,592,133)	100,005,596	—	(b)

Total	$301,029,337	$—	$6,317,945	$—	$—	$420,452	$301,449,789

(a)	Partnership is not designated in units. The Fund owns approximately 16.1% at September 30, 2019.
(b)	Partnership is not designated in units. The Fund owns approximately 5.6% at September 30, 2019.

NOTE 9. RISKS AND UNCERTANTIES

Pursuant to Section 10(a)(3) of the Securities Act of 1933 (the “Securities Act”), the Fund is required to annually update its prospectus so that the financial statements and other information contained or incorporated by reference in the prospectus is not more than sixteen months old. Although the Fund’s prospectus at all times referred investors to the Fund’s website to access the most recent audited financial statements, on multiple occasions since the launch of the Fund in 2011, it did not file a post-effective amendment to its registration statement in a timely manner containing an updated reference to the Fund’s most recently available financial statements, as required by Section 10(a)(3) of the Securities Act.

Additionally, pursuant to Section 10(c) of the Securities Act, the Fund is required to include in its Prospectus all information as the SEC may by rule or regulation require. Pursuant to Rule 3-18 of Regulation S-X, 17 C.F.R. § 210.3-18, the SEC requires a fund to incorporate by reference its interim unaudited financial statements into any filing made more than 245 days after the date of the fund’s audited financial statements. On December 17, 2018, the Fund filed a post-effective amendment, which became effective February 16, 2019, that did not incorporate by reference the Fund’s unaudited financial statements even though that filing was made more than 245 days after the date of the Fund’s audited financial statements (i.e., March 31, 2018). On June 10, 2019, the Fund filed a post-effective amendment, which became effective immediately, that incorporated by reference the Fund’s March 31, 2019 audited financial statements.

As a result, certain remedies may be triggered, including a right of rescission under Section 12(a) of the Securities Act, for investors that purchased shares of the Fund during the periods when the Fund’s Prospectus did not properly incorporate by reference its audited or unaudited financial statements. Specifically, a shareholder who purchased shares during a relevant period and who still holds his or her shares may be entitled to receive the consideration originally paid plus interest, less the amount of income received. A shareholder who purchased shares during a relevant period but who has since sold those shares may be entitled to receive the consideration originally paid plus interest, less the price at which the shareholder sold the securities, plus any income received on the security. Additionally, the SEC and/or state securities agencies could pursue enforcement actions or impose penalties and fines on the Fund with respect to any violations of securities laws, which could subject the Fund to further potential liabilities.

To mitigate the risk that Fund shareholders are harmed by any claims for rescission, the Fund has entered into an indemnity agreement with the Adviser pursuant to which the Adviser has agreed to indemnify and hold harmless the Fund from losses, including costs and expenses associated with rescission claims and reasonable attorneys’ fees related thereto. No such rescission claims, enforcement actions, fines or penalties were received or imposed on the Fund through September 30, 2019. However given the uncertainties with respect to any future actions by shareholders and/or regulators, the Fund is unable to estimate the range of possible loss associated with this issue.

NOTE 10. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there are no subsequent events to report.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND

Additional Information (Unaudited)

SECURITY PROXY VOTING

The Fund’s policy is to vote its proxies in accordance with the recommendations of management. A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (866) 280-1952 and on the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, which has replaced Form N-Q, within 60 days after the end of the period. Copies of the Fund’s Forms N-PORT are available without a charge, upon request, by contacting the Fund at (866) 459-2772 and on the SEC’s website at http://www.sec.gov.

DIVIDEND REINVESTMENT PLAN

All distributions paid by the Fund will be reinvested in additional Shares of the Fund unless a shareholder “opts out” (elects not to reinvest in Shares), pursuant to the Fund’s Dividend Reinvestment Policy. A shareholder may elect initially not to reinvest by indicating that choice on a shareholder certification. Thereafter, a shareholder is free to change his, her or its election on a quarterly basis by contacting BNY Mellon (or, alternatively, by contacting the Selling Agent that sold such shareholder his, her or its Shares, who will inform the Fund). Shares purchased by reinvestment will be issued at their NAV on the ex-dividend date. There is no Sales Load or other charge for reinvestment. The Fund reserves the right to suspend or limit at any time the ability of shareholders to reinvest distributions. The automatic reinvestment of dividends and capital gain distributions does not relieve participants of any U.S. federal income tax that may be payable (or required to be withheld) on such distributions.

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENTS

At a meeting held on June 12, 2019, the Board of Directors (the “Board”) of the Fund, including a majority of the Directors who are not “interested persons” (the “Independent Directors”), as such term is defined by the 1940 Act, approved the continuation of the following investment advisory agreements: (1) the Investment Management Agreement between the Fund and Versus Capital Advisors LLC (the “Adviser”) (the “Management Agreement”), (2) the Investment Sub-Advisory Agreement between the Adviser and Security Capital Research & Management Incorporated (“Security Capital” or “Sub-Adviser”) and (3) the Investment Sub-Advisory Agreement between the Adviser and Principal Real Estate Investors, LLC (“Principal” or “Sub-Adviser”). At that meeting, the Board also approved the termination of the Investment Sub-Advisory Agreement between the Adviser and Callan LLC (“Callan” or “Sub-Adviser”). (The Investment Sub-Advisory Agreements each are referred to as a “Sub-Advisory Agreement” and together with the Management Agreement are referred to as the “Agreements.”). In preparation for that meeting, the Independent Directors met on June 7, 2019, with the assistance of their independent legal counsel, to review and evaluate the materials provided by the Adviser and Sub-Advisers in response to a request for information on behalf of the Independent Directors (the “Responses”), along with a memorandum from their independent legal counsel. At the June 12, 2019 Board Investment Committee meeting, the Independent Directors reviewed the Responses and received a presentation from the Adviser, including responses to supplemental questions that were provided to the Adviser by independent legal counsel on behalf of the Independent Directors. The Independent Directors further discussed continuation of the Agreements in an executive session with independent legal counsel during the June Board meeting.

Management Agreement

Matters considered by the Board in connection with its approval of the Management Agreement included the following:

The nature, extent and quality of the services the Adviser provides under the Management Agreement: The Board reviewed and considered information regarding the nature, extent and quality of the services provided to the Fund by the Adviser, including the Adviser’s presentation about its operations and capabilities, including business continuity and information security, the Adviser’s Form ADV, the Management Agreement and other materials provided by the Adviser relating to the Management Agreement. The Board also noted information received at regular meetings throughout the year related to the services provided. The Board considered the investment strategy employed by the Adviser for investing in public and private real estate investment strategies, including US core, core plus, foreign core and debt. Additionally, the Board considered the Adviser’s description of the investment decision-making process for the Fund, including the multi-step process for the selection of sub-advisers to manage portions of the Fund and the multi-step process for the selection of institutional funds for investment of Fund assets. The Board also considered the process for on-going monitoring of sub-advisers and institutional funds, including the review of performance, a review to ensure that investments are consistent with the Fund’s investment objective, compliance updates and due diligence visits. In addition to the portfolio construction and investment management services outlined above, the Board reviewed the additional services provided by the Adviser, including, but not limited to, compliance services, certain administrative services, and distribution, marketing and shareholder services. The Board reviewed and considered the qualifications, backgrounds and responsibilities of the professional personnel of the Adviser performing services for the Fund. The Board also considered the financial strength of the Adviser and its ability to fulfill its contractual obligations as well as the risks assumed by the Adviser in managing the Fund. The Board received financial statements from the Adviser and noted a recent minority investment in the Adviser by an outside party. The Board considered the additional resources added and steps taken by the Adviser to enhance the compliance program and other functions. The Board concluded that the Adviser was qualified to perform the services needed to successfully implement the Fund’s investment strategy.

Performance: The Board received and reviewed performance information for the Fund. The Board evaluated performance in light of the Fund’s primary objective of consistent current income, with a secondary objective of capital preservation and long-term capital appreciation. The Board considered the

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND

Additional Information (Unaudited)

Adviser’s success in seeking to achieve these objectives by allocating capital primarily among a select group of investment managers with expertise in managing portfolios of direct real estate and real estate-related securities. The Board considered the returns of the Fund for the one-year, three-year, five-year and since inception periods ended March 31, 2019 and compared the Fund’s return and standard deviation to the NCREIF Fund Index -Daily Priced. The Board also considered the income distributions from the Fund. The Board also considered the returns of the Fund for the same periods as compared to a peer group of closed-end interval funds (the “Peer Group”) provided by the Adviser. The Adviser explained that the Peer Group was comprised of the seven other interval funds in the market today that provide access to both private and public real estate and discussed the reasons for differences in the performance of the Fund and the Peer Group. Based on the information provided, the Board concluded that the Adviser was meeting the Fund’s investment objectives and had delivered an acceptable level of investment returns to shareholders.

A comparison of fees with those paid by similar investment companies: The Board reviewed and considered the contractual advisory fee paid to the Adviser by the Fund in light of the nature, extent and quality of the investment advisory services provided by the Adviser. As a part of this review, the Board noted that the Adviser pays out of its own fee the sub-advisory fee paid to Callan, which provided research and opinions regarding institutional asset managers to the Adviser. In contrast, the Board noted that the Fund pays the sub-advisory fee of Security Capital and Principal and considered the fee retained by the Adviser. The Board also reviewed a breakdown of other Fund expenses. The Board considered the advisory fee and the total expense ratio of the Fund in comparison to the Peer Group. The Board was also advised that the Adviser had no other client with a comparable investment strategy. The Board compared the advisory fee and total expense ratio of the funds in the Peer Group with those of the Fund and considered that the Fund’s advisory fee and total expense ratio were each below the average and weighted average of the Peer Group. In light of these factors, the Board concluded that the advisory fee was reasonable.

The Adviser’s costs and profitability: The Board considered the profitability of the Adviser and whether such profits were reasonable in light of the services provided to the Fund. As a part of this consideration, the Board reviewed the Adviser’s 2017 audited financial statements along with unaudited financial statements for 2018 and first quarter 2019. The Board reviewed information provided by the Adviser regarding profitability from the fund complex. The Adviser reviewed its methodology for computing the information provided. The Board also considered the increase in overhead detailed by the Adviser as a result of additions of investment, compliance and other resources during the past year and the future intention to add more resources. The Board noted that the Fund was a specialized product that required appropriate expertise. The Board concluded that based upon these factors, the Adviser’s profits were not unreasonable.

Indirect benefits of providing advisory services: The Board was informed that the Adviser does not receive any indirect benefits from the Fund.

The extent to which economies of scale are shared with shareholders: The Adviser represented that the advisory fee structure for the Fund had been set to price the Fund at scale at the time of its launch, which would give the Fund the benefits of scale without waiting for asset growth, with an expense cap being put in place by the Adviser for the initial years to limit the Fund’s costs until scale was achieved. The Board noted that the Adviser has paid for certain organizational and offering expenses since the launch of the Fund. The Board also considered the level of the current assets in the Fund and the fact that the Fund has the lowest advisory fee in the Peer Group, as well as the additional investments being made by the Adviser into resources to support the services provided to the Fund. The Board concluded that the lack of advisory fee breakpoints was appropriate at this time and any economies of scale were appropriately reflected in the advisory fee paid by the Fund.

Conclusion: The Board, having requested and received such information from the Adviser as it believed reasonably necessary to evaluate the terms of the Management Agreement, determined that the continuation of the Management Agreement for an additional one-year term was in the best interests of the Fund and its shareholders. In considering the Management Agreement, the Board did not identify any one factor as decisive, but rather considered these factors collectively in light of surrounding circumstances. Further, each Director may have afforded a different weight to different factors.

Sub-Advisory Agreements

Matters considered by the Board in connection with its approval of the Sub-Advisory Agreements with Security Capital and Principal included the following:

The nature, extent and quality of the services provided under each Sub-Advisory Agreement: As to each Sub-Adviser, the Board considered the reputation, qualifications and background of the Sub-Adviser, the investment approach of the Sub-Adviser, the experience and skills of investment personnel responsible for the day-to-day management of the Fund and the resources made available to such personnel. The Independent Board Members also considered the Sub-Advisers’ financial strength, business continuity and information security, compliance with investment policies and general legal compliance. Based upon all relevant factors, the Independent Board Members concluded that the nature, extent and quality of the services provided by the Sub-Advisers are satisfactory.

Investment Performance. As to each Sub-Adviser, the Adviser had advised the Board that the investment services delivered to the Fund were reasonable. For Security Capital, performance information was reviewed for the one-year, three-year, five-year and since inception periods through March 31, 2019. For Principal, performance information was reviewed for the one-year and since inception periods through March 31, 2019. Based upon the performance attribution information provided and the Adviser’s evaluation, the Board concluded that the services of each Sub-Adviser were reasonable.

Fees, Economies of Scale, Profitability and Other Benefits to Sub-Advisers. For each Sub-Adviser, the Board considered the sub-advisory fee rates, noting that the sub-advisory fee rate was negotiated at arm’s length between the Adviser and the Sub-Adviser and that the Adviser had recently negotiated an additional fee break with Security Capital. For each Sub-Adviser, the Board received information regarding fees charged to other clients of the Sub-Adviser with similarly managed portfolios.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND

Additional Information (Unaudited)

The Board considered whether there are economies of scale with respect to the sub-advisory services provided by each Sub-Adviser and whether they were appropriately shared, noting the breakpoints in the fee schedules.

The Board considered profitability to each Sub-Adviser. For each Sub-Adviser the Board considered the amount of fees paid to the Sub-Adviser under the agreement and the level of services provided. In addition, for Security Capital the Board considered the Sub-Adviser’s aggregate average pre-tax margin for the prior three years. Based upon its review, the Board concluded that the profitability of each Sub-Advisory Agreement was not unreasonable.

The Board also considered other incidental benefits received by each Sub-Adviser when evaluating the sub-advisory fees. The Board considered as a part of this analysis that neither Sub-Adviser identified any significant fall-out benefits. The Board considered each Sub-Adviser’s brokerage practices and soft dollar practices. The Board concluded that taking into account the incidental benefits received by each Sub-Adviser and the other factors considered, the sub-advisory fees were reasonable.

The Board also considered the Adviser’s proposal that its arrangement with Callan on behalf of the Fund be modified from a sub-advisory relationship with the Fund to a consulting relationship with the Adviser in order to better reflect the nature of the services that Callan provides with respect to the Fund. The Board members considered Callan’s detailed Responses included in its meeting materials which provided information on, among other things: (i) Callan’s business and the key Callan employees involved with the Fund; and (ii) Callan’s role with Adviser as it relates to the Fund. The Adviser’s personnel explained that in assessing Callan’s current role they concluded that Callan does not function as a sub-adviser to the Fund because Callan does not make investment decisions or investment recommendations on a non-discretionary basis for the Fund, nor does Callan have discretion over Fund assets. They stated that Callan assists the Adviser with due diligence and performance measurement of investment managers and provides market research and related services. They stated that Callan has the resources and experience to effectively provide such research and support to the Adviser with respect to the Fund. However, because Callan no longer functions as a sub-adviser, the Adviser recommended that the Board terminate the Investment Sub-Advisory Agreement between the Adviser and Callan on behalf of the Fund. They stated that under the new consulting agreement, Callan would continue to provide the Fund with the same level and quality of service and that all fees associated with the Callan agreement would continue to be paid by the Adviser from its own resources.

Conclusion. The Board, having requested and received such information from the Sub-Advisers as it believed reasonably necessary to evaluate the terms of each Sub-Advisory Agreement, determined that the continuation of the Sub-Advisory Agreements with Security Capital and Principal for an additional one-year term was in the best interests of the Fund and its shareholders. The Board also concluded that the termination of the current Sub-Advisory Agreement with Callan, effective in August 2019, was in the best interests of the Fund and its shareholders. In considering each Sub-Advisory Agreement, the Board did not identify any one factor as decisive, but rather considered these factors collectively in light of surrounding circumstances. Further, each Director may have afforded a different weight to different factors.

Conclusion

The Board, having reviewed each of the Agreements, determined that each Agreement, other than the Callan Sub-Advisory Agreement, should be renewed because each continues to enable the Fund’s investors to obtain high quality services at a cost that is appropriate, reasonable and in the interests of investors.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)     Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)  Not Applicable

(b)  There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Versus Capital Multi-Manager Real Estate Income Fund LLC

By (Signature and Title)*        /s/ Mark D. Quam

  Mark D. Quam, Chief Executive Officer

  (principal executive officer)

Date        December 2, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Mark D. Quam

  Mark D. Quam, Chief Executive Officer

  (principal executive officer)

Date        December 2, 2019

By (Signature and Title)*        /s/ Brian Petersen

  Brian Petersen, Chief Financial Officer

  (principal financial officer)

Date        December 2, 2019

* Print the name and title of each signing officer under his or her signature.